Condensed Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Stock based compensation	$ 2,669,071	$ 2,060,703	$ 5,424,158	$ 4,431,950
Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Stock based compensation					$ 6,492,653	$ 12,690,091